Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	$ 11,545	$ 12,263
Impact of business combinations	13
Additions	1,219	1,430
Disposals and derecognitions	(155)	(150)
Depreciation charge	(1,163)	(1,208)
Impairment loss recognised in profit or loss, property, plant and equipment	(414)	(384)	$ (447)
Reversal of impairment charge	7	103	7
Currency translation effects	(288)	(509)
Property, plant and equipment at end of period	10,764	11,545	12,263
Commitments for purchases of property, plant and equipment	549	204
Capitalized borrowing costs	5	4
Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	27,147	28,218
Property, plant and equipment at end of period	24,873	27,147	28,218
Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(15,602)	(15,955)
Property, plant and equipment at end of period	(14,109)	(15,602)	(15,955)
Land
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	485	536
Additions	3	1
Disposals and derecognitions	(28)	(30)
Impairment loss recognised in profit or loss, property, plant and equipment	(7)	(4)
Reversal of impairment charge	1	5
Currency translation effects	(12)	(23)
Property, plant and equipment at end of period	442	485	536
Land | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	492	555
Property, plant and equipment at end of period	451	492	555
Land | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(7)	(19)
Property, plant and equipment at end of period	(9)	(7)	(19)
Buildings
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	6,075	6,570
Reclassifications	297	197
Additions	124	109
Disposals and derecognitions	(49)	(78)
Depreciation charge	(437)	(453)
Impairment loss recognised in profit or loss, property, plant and equipment	(351)	(137)
Reversal of impairment charge		70
Currency translation effects	(166)	(203)
Property, plant and equipment at end of period	5,493	6,075	6,570
Buildings | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	11,819	12,377
Property, plant and equipment at end of period	11,396	11,819	12,377
Buildings | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(5,744)	(5,807)
Property, plant and equipment at end of period	(5,903)	(5,744)	(5,807)
Construction in progress
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,443	1,182
Reclassifications	(964)	(610)
Additions	780	1,027
Disposals and derecognitions	(33)	(12)
Impairment loss recognised in profit or loss, property, plant and equipment	(13)	(76)
Reversal of impairment charge	1	16
Currency translation effects	(57)	(84)
Property, plant and equipment at end of period	1,157	1,443	1,182
Construction in progress | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,508	1,248
Property, plant and equipment at end of period	1,184	1,508	1,248
Construction in progress | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(65)	(66)
Property, plant and equipment at end of period	(27)	(65)	(66)
Machinery and other equipment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	3,542	3,975
Impact of business combinations	13
Reclassifications	667	413
Additions	312	293
Disposals and derecognitions	(45)	(30)
Depreciation charge	(726)	(755)
Impairment loss recognised in profit or loss, property, plant and equipment	(43)	(167)
Reversal of impairment charge	5	12
Currency translation effects	(53)	(199)
Property, plant and equipment at end of period	3,672	3,542	3,975
Machinery and other equipment | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	13,328	14,038
Property, plant and equipment at end of period	11,842	13,328	14,038
Machinery and other equipment | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(9,786)	(10,063)
Property, plant and equipment at end of period	$ (8,170)	$ (9,786)	$ (10,063)